ISSUED CAPITAL AND RESERVES - Common Stock (Details) - USD ($)		12 Months Ended
	Jul. 30, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
ISSUED CAPITAL AND RESERVES
Other comprehensive loss, net of tax, exchange differences on translation		$ 819,000,000	$ 637,000,000	[1]	$ (85,000,000)
Common shares
ISSUED CAPITAL AND RESERVES
Authorized common shares (nominal value of US$0.001 per share)	1,849,190,670	1,849,190,670	2,759,171,830
Issued shares	1,756,731,135	1,756,731,135	1,756,731,135
Treasury shares		(7,603,731)	(7,603,731)
Outstanding shares		1,749,127,404	1,749,127,404
Number of authorized unissued shares canceled	909,981,160
Par value per share	$ 0.001
Authorized share capital	$ 1,849,190.67

[1]	* Prior year comparatives are restated following the retrospective recognition of depreciation charges in respect of Deodar (see Note 10).